Transactions in soles - Additional information (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2023 $ / S/	Dec. 31, 2022 $ / S/
Transactions in Soles
Foreign currency exchange difference	$ 19,375,000	$ 26,871,000	$ (18,686,000)
Sociedad Minera Cerro Verde S.A.A.
Transactions in Soles
Foreign currency exchange difference	$ 20,476,000	$ 2,820,000	$ 29,493,000
Purchased call options | Sociedad Minera Cerro Verde S.A.A.
Transactions in Soles
Closing foreign exchange rate	0.2699	0.2626		3.705	3.808
Written put options | Sociedad Minera Cerro Verde S.A.A.
Transactions in Soles
Closing foreign exchange rate	0.2693	0.2618		3.713	3.820